Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Changes in the Carrying Amount of Goodwill

Changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2012 are as follows (in thousands):

	Call Driven	Archeo	Total
Balance as of December 31, 2010	$—	$—	$35,337
Jingle acquisition	—	—	47,344
Other	—	—	(37)

Balance as of December 31, 2011	—	—	82,644
Jingle acquisition	—	—	(53)
Other	—	—	(37)
Goodwill allocation between segments	63,305	19,249	—
Impairment	—	(16,739)	(16,739)

Balance as of December 31, 2012	$63,305	$2,510	$65,815